Leases - Information related to operating lease activities (Details) - 12 months ended Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating lease expense
Amortization of right-of-use assets	¥ 76,696	$ 11,047
Interest of lease liabilities	9,113	1,313
Short term lease expense	4,069	586
Total	¥ 89,878	$ 12,946